Average Annual Total Returns		12 Months Ended	45 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	11.28%
FT Vest U.S. Equity Buffer ETF - April
Prospectus [Line Items]
Average Annual Return, Percent		18.28%	8.99%
Performance Inception Date	Apr. 16, 2021
FT Vest U.S. Equity Buffer ETF - April | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.28%	8.99%
FT Vest U.S. Equity Buffer ETF - April | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.82%	7.03%